THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
      NOVEMBER 14, 2006 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT, FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON FEBRUARY 14, 2007 AND FOR
      WHICH A DE NOVO REQUEST FOR CONFIDENTIALITY WAS FILED, BUT FOR WHICH
        CONFIDENTIAL TREATMENT IS NO LONGER REQUESTED OR THE TRANSACTION
                               HAS BEEN COMPLETED.

                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2006
                Check here if Amendment [X]; Amendment Number: 3
                        This Amendment (Check only one):
                              [ ] is a restatement
                              [X] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:       Stark Offshore Management, LLC
Address:    3600 South Lake Drive
            St. Francis, Wisconsin 53235-3716

Form 13F File Number:  28-11007

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Daniel J. McNally
Title:      General Counsel
Phone:      (414) 294-7000

Signature, Place and Date of Signing:

/s/  Daniel J. McNally              St. Francis, Wisconsin         May 3, 2007
---------------------------      ---------------------------     ---------------
        (Signature)                     (City, State)                (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   2

Form 13F Information Table Value Total:   $249,468 (thousands)

List of Other Included Managers:          None


-----------------------------------------------------------------------------------------------------------------------------------
                                                    FORM 13F INFORMATION TABLE
-----------------------------------------------------------------------------------------------------------------------------------
 Column 1        Column 2    Column 3    Column 4           Column 5           Column 6    Column 7           Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                 Title of     CUSIP       Value       Shrs or    SH/   Put/   Investment    Other          Voting Authority
                  Class                  (X$1000)     Prn Amt    PRN   Call   Discretion   Managers     Sole      Shared   None
-----------------------------------------------------------------------------------------------------------------------------------
Univision
Communications
Inc.              Common    914906102   $ 245,730    7,155,787   SH              Sole                 7,155,787
-----------------------------------------------------------------------------------------------------------------------------------
MacDermid Inc.    Common    554273102   $   3,738      114,600   SH              Sole                   114,600
-----------------------------------------------------------------------------------------------------------------------------------